CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings [member]	Total
At 1 January 2019 at Dec. 31, 2018	£ 1,003	£ 52,939	£ 53,003		£ (301)	£ (89,720)	£ 16,924
IfrsStatementLineItems [Line Items]
Loss for the year						(10,085)	(10,085)
Foreign exchange translation					(207)		(207)
Total comprehensive loss					(207)	(10,085)	(10,292)
Transactions with owners
Share-based payment credit						(34)	(34)
Total contribution by and distributions to owners	20	12,940				(34)	12,926
Shares issued on 26 February 2019 – note 16	17	13,388					13,405
Costs associated with share issue on 26 February 2019 – note 16		(1,120)					(1,120)
Shares issued on 29 October 2019 – note 16	3	1,211					1,214
Costs associated with share issue on 29 October 2019 – note 16		(539)					(539)
At 31 December 2019 at Dec. 31, 2019	1,023	65,879	53,003		(508)	(99,839)	19,558
IfrsStatementLineItems [Line Items]
Loss for the year						(22,189)	(22,189)
Foreign exchange translation					508		508
Total comprehensive loss					(508)	(22,189)	(21,681)
Transactions with owners
Costs associated with share issue on 27 July 2020 – notes 16, 23		(489)					(489)
Share-based payment credit						(404)	(404)
Total contribution by and distributions to owners	40	8,485		720		(404)	8,841
Shares issued on 26 February 2019 – note 16	16	2,527		720			3,263
Costs associated with share issue on 26 February 2019 – note 16		(544)					(544)
Shares issued on 27 July 2020 – notes 16, 23	21	5,729					5,750
Shares issued on 29 October 2019 – note 16	3	1,278					1,281
Costs associated with share issue on 29 October 2019 – note 16		(16)					(16)
At 31 December 2019 at Dec. 31, 2020	1,063	74,364	53,003	720		(122,432)	6,718
IfrsStatementLineItems [Line Items]
Loss for the year						(5,460)	(5,460)
Foreign exchange translation
Total comprehensive loss						(5,460)	(5,460)
Transactions with owners
Shares issued on 19 February 2021 – notes 16, 23		161					161
Costs associated with share issue on 19 February 2021 – notes 16, 23		(10)					(10)
Shares issued on 6 July 2021 – notes 16,23	35	9,965					10,000
Costs associated with share issue on 27 July 2020 – notes 16, 23		(1,046)					(1,046)
Share-based payment credit						89	89
Total contribution by and distributions to owners	35	9,070				89	9,194
At 31 December 2019 at Dec. 31, 2021	£ 1,098	£ 83,434	£ 53,003	£ 720		£ (127,803)	£ 10,452